Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 28, 2023 USD ($) $ / shares shares	May 15, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital company issued (in shares) | shares					50,550
Share capital fair value (in dollars per share) | $ / shares					$ 32.09
Share capital fair value determined amount (in dollars per share) | $ / shares					$ 44.74
Share capital repurchase amount (in shares) | shares	1,818,181	1,650,672		1,523,608
Share capital public float percent		5.00%
Share capital average price (in dollars per share) | (per share)	$ 55.00		$ 51.13	$ 38.56
Share capital cash consideration | $	$ 100			$ 58,748
Transaction costs incurred | $				$ 700